18. Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	2015	2014

Balance, beginning of year	$8,593,273	$7,529,947
Loans - New Directors	7,225,328	1,039,792
New loans to existing Officers/Directors	14,587,380	22,763,371
Retirement/Resignation of Director	(1,824,495)	0
Repayment*	(14,563,935)	(22,739,837)
Balance, end of year	$14,017,551	$8,593,273